Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt
Schedule of debt

The following is a summary of debt as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30,	December 31,
	2013	2012
$75 million senior secured revolving credit facility bearing interest at floating rates, due August 2016	$19,850	$—
Mortgage notes, bearing fixed interest from 5.35% to 6.58% and due in 2017 with a balloon payment of $23,748, and 2018 with a balloon payment of $6,169	32,125	34,457
Mortgage notes, bearing variable interest from 2.44% to 2.94% and due in 2016 with a balloon payment of $7,683 and in 2017 with a balloon payment of $5,680.	14,550	45,536
Mezzanine debt bearing interest at 12.0 % and due 2013	—	4,400
Line of credit bearing variable interest at 4.25% and due in 2012	—	96
Total debt	$66,525	$84,489

Schedule of Consolidated Leverage Ratios

Consolidated Leverage Ratio	Adjusted LIBOR Rate Loans and Letter of Credit Fee	Base Rate Loans
<35%	LIBOR + 2.65%	Base Rate + 1.65%
>35% and <45%	LIBOR + 2.85%	Base Rate + 1.85%
>45% and <50%	LIBOR + 2.95%	Base Rate + 1.95%
>50%	LIBOR + 3.40%	Base Rate + 2.40%

Schedule of principal payments due on debt

Scheduled principal payments due on debt as of September 30, 2013, are as follows (in thousands):

Year Ending December 31:
2013	$249
2014	1,022
2015	1,063
2016	28,435
2017	29,586
Thereafter	6,170
Total Payments	$66,525